Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Value 25 Fund Inc
Entity Central Index Key	0000853438
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000088645
Shareholder Report [Line Items]
Fund Name	The Gabelli Value 25 Fund Inc.
Class Name	Class AAA
Trading Symbol	GVCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GVCAX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GVCAX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class AAA	$75	1.44%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Value 25 Fund underperformed its benchmarks, the S&P 500 and Russell 1000 Value Indices.  Although the market remains narrow with the top ten companies representing nearly 40% of total capitalization, semiconductors drove performance (up 104%) while the Magnificent 7 was essentially flat for the first half. Financial engineering remains alive and well; worldwide deal activity hit another all-time high in the second quarter. Top contributors to performance included Madison Square Garden Sports, Sphere Entertainment, and Bank of New York Mellon. Detractors included Sony Group, American Express Corp., and Fox Corp.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Value 25 Fund Inc. - Class AAA	S&P 500 Index	Russell 1000 Value Index
06/16	10,000	10,000	10,000
06/17	11,306	11,790	11,553
06/18	11,982	13,484	12,335
06/19	12,481	14,889	13,379
06/20	10,748	16,007	12,196
06/21	15,677	22,537	17,523
06/22	12,934	20,143	16,328
06/23	13,767	24,090	18,212
06/24	14,641	30,006	20,591
06/25	17,938	34,555	23,412
06/26	22,528	42,268	29,761

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class AAA	9.69%	25.59%	7.52%	8.46%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Russell 1000 Value Index	16.26%	27.12%	11.17%	11.52%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 249,845,304
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,151,472
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$249,845,304 Number of Portfolio Holdings86 Portfolio Turnover Rate9% Management Fees$1,151,472
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	93.5%
U.S. Government Obligations	6.5%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Entertainment	25.1%
Financial Services	14.2%
Metals and Mining	7.3%
U.S. Government Obligations	6.5%
Diversified Industrial	6.4%
Energy and Utilities	6.4%
Environmental Services	5.0%
Electronics	3.9%
Other Industry sectors	25.2%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Madison Square Garden Sports Corp.	7.9%
The Bank of New York Mellon Corp.	7.1%
Newmont Corp.	6.7%
Sphere Entertainment Co.	5.1%
Crane Co.	4.4%
National Fuel Gas Co.	4.1%
Atlanta Braves Holdings Inc.	3.9%
Sony Group Corp.	3.9%
American Express Co.	3.6%
Republic Services Inc.	3.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GVCAX/
C000002904
Shareholder Report [Line Items]
Fund Name	The Gabelli Value 25 Fund Inc.
Class Name	Class C
Trading Symbol	GVCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GVCCX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GVCCX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class C	$114	2.19%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.19%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Value 25 Fund underperformed its benchmarks, the S&P 500 and Russell 1000 Value Indices.  Although the market remains narrow with the top ten companies representing nearly 40% of total capitalization, semiconductors drove performance (up 104%) while the Magnificent 7 was essentially flat for the first half. Financial engineering remains alive and well; worldwide deal activity hit another all-time high in the second quarter. Top contributors to performance included Madison Square Garden Sports, Sphere Entertainment, and Bank of New York Mellon. Detractors included Sony Group, American Express Corp., and Fox Corp.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Value 25 Fund Inc. - Class C	The Gabelli Value 25 Fund Inc. - Class C (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
06/16	10,000	10,000	10,000	10,000
06/17	11,215	11,215	11,790	11,553
06/18	11,794	11,794	13,484	12,335
06/19	12,193	12,193	14,889	13,379
06/20	10,425	10,425	16,007	12,196
06/21	15,103	15,103	22,537	17,523
06/22	12,356	12,356	20,143	16,328
06/23	13,069	13,069	24,090	18,212
06/24	13,795	13,795	30,006	20,591
06/25	16,794	16,794	34,555	23,412
06/26	20,929	20,929	42,268	29,761

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class C	9.28%	24.62%	6.74%	7.67%
The Gabelli Value 25 Fund Inc. - Class C (includes sales charge)	8.28%	23.62%	6.74%	7.67%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Russell 1000 Value Index	16.26%	27.12%	11.17%	11.52%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 249,845,304
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,151,472
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$249,845,304 Number of Portfolio Holdings86 Portfolio Turnover Rate9% Management Fees$1,151,472
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	93.5%
U.S. Government Obligations	6.5%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Entertainment	25.1%
Financial Services	14.2%
Metals and Mining	7.3%
U.S. Government Obligations	6.5%
Diversified Industrial	6.4%
Energy and Utilities	6.4%
Environmental Services	5.0%
Electronics	3.9%
Other Industry sectors	25.2%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Madison Square Garden Sports Corp.	7.9%
The Bank of New York Mellon Corp.	7.1%
Newmont Corp.	6.7%
Sphere Entertainment Co.	5.1%
Crane Co.	4.4%
National Fuel Gas Co.	4.1%
Atlanta Braves Holdings Inc.	3.9%
Sony Group Corp.	3.9%
American Express Co.	3.6%
Republic Services Inc.	3.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GVCCX/
C000034316
Shareholder Report [Line Items]
Fund Name	The Gabelli Value 25 Fund Inc.
Class Name	Class I
Trading Symbol	GVCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GVCIX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GVCIX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class I	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Value 25 Fund underperformed its benchmarks, the S&P 500 and Russell 1000 Value Indices.  Although the market remains narrow with the top ten companies representing nearly 40% of total capitalization, semiconductors drove performance (up 104%) while the Magnificent 7 was essentially flat for the first half. Financial engineering remains alive and well; worldwide deal activity hit another all-time high in the second quarter. Top contributors to performance included Madison Square Garden Sports, Sphere Entertainment, and Bank of New York Mellon. Detractors included Sony Group, American Express Corp., and Fox Corp.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Value 25 Fund Inc. - Class I	S&P 500 Index	Russell 1000 Value Index
06/16	50,000	50,000	50,000
06/17	56,715	58,950	57,765
06/18	60,370	67,421	61,676
06/19	63,135	74,446	66,893
06/20	54,619	80,037	60,980
06/21	80,021	112,685	87,616
06/22	66,317	100,717	81,641
06/23	70,855	120,448	91,062
06/24	75,787	150,030	102,955
06/25	93,315	172,775	117,060
06/26	117,676	211,338	148,806

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class I	9.97%	26.11%	8.02%	8.94%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Russell 1000 Value Index	16.26%	27.12%	11.17%	11.52%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 249,845,304
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,151,472
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$249,845,304 Number of Portfolio Holdings86 Portfolio Turnover Rate9% Management Fees$1,151,472
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	93.5%
U.S. Government Obligations	6.5%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Entertainment	25.1%
Financial Services	14.2%
Metals and Mining	7.3%
U.S. Government Obligations	6.5%
Diversified Industrial	6.4%
Energy and Utilities	6.4%
Environmental Services	5.0%
Electronics	3.9%
Other Industry sectors	25.2%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Madison Square Garden Sports Corp.	7.9%
The Bank of New York Mellon Corp.	7.1%
Newmont Corp.	6.7%
Sphere Entertainment Co.	5.1%
Crane Co.	4.4%
National Fuel Gas Co.	4.1%
Atlanta Braves Holdings Inc.	3.9%
Sony Group Corp.	3.9%
American Express Co.	3.6%
Republic Services Inc.	3.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GVCIX/
C000002902
Shareholder Report [Line Items]
Fund Name	The Gabelli Value 25 Fund Inc.
Class Name	Class A
Trading Symbol	GABVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GABVX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABVX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class A	$75	1.44%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Value 25 Fund underperformed its benchmarks, the S&P 500 and Russell 1000 Value Indices.  Although the market remains narrow with the top ten companies representing nearly 40% of total capitalization, semiconductors drove performance (up 104%) while the Magnificent 7 was essentially flat for the first half. Financial engineering remains alive and well; worldwide deal activity hit another all-time high in the second quarter. Top contributors to performance included Madison Square Garden Sports, Sphere Entertainment, and Bank of New York Mellon. Detractors included Sony Group, American Express Corp., and Fox Corp.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Value 25 Fund Inc. - Class A	The Gabelli Value 25 Fund Inc. - Class A (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
06/16	10,000	10,000	10,000	10,000
06/17	11,302	10,652	11,790	11,553
06/18	11,981	11,292	13,484	12,335
06/19	12,471	11,753	14,889	13,379
06/20	10,751	10,133	16,007	12,196
06/21	15,676	14,775	22,537	17,523
06/22	12,938	12,194	20,143	16,328
06/23	13,767	12,975	24,090	18,212
06/24	14,633	13,792	30,006	20,591
06/25	17,936	16,905	34,555	23,412
06/26	22,523	21,228	42,268	29,761

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class A	9.73%	25.57%	7.52%	8.46%
The Gabelli Value 25 Fund Inc. - Class A (includes sales charge)	3.42%	18.35%	6.25%	7.82%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Russell 1000 Value Index	16.26%	27.12%	11.17%	11.52%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 249,845,304
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,151,472
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$249,845,304 Number of Portfolio Holdings86 Portfolio Turnover Rate9% Management Fees$1,151,472
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	93.5%
U.S. Government Obligations	6.5%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Entertainment	25.1%
Financial Services	14.2%
Metals and Mining	7.3%
U.S. Government Obligations	6.5%
Diversified Industrial	6.4%
Energy and Utilities	6.4%
Environmental Services	5.0%
Electronics	3.9%
Other Industry sectors	25.2%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Madison Square Garden Sports Corp.	7.9%
The Bank of New York Mellon Corp.	7.1%
Newmont Corp.	6.7%
Sphere Entertainment Co.	5.1%
Crane Co.	4.4%
National Fuel Gas Co.	4.1%
Atlanta Braves Holdings Inc.	3.9%
Sony Group Corp.	3.9%
American Express Co.	3.6%
Republic Services Inc.	3.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABVX/